CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Share capital [Member]	Additional paid-in capital [Member]	Contributed surplus [Member]	Retained earnings [Member]	Accumulated other comprehensive loss [Member]	Accumulated other comprehensive loss associated companies [Member]	Total
Balance at Dec. 31, 2010	$ 79,125,000	$ 60,261,000	$ 532,143,000	$ 246,152,000	$ (43,950,000)	$ (44,811,000)
Balance (in shares) at Dec. 31, 2010	79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (see Note 6)	0	0
Shares issued (in shares) (see Note 6)	0
Loan advanced for share subscription (see Note 6)	0	0
Employee stock options issued		599,000
Payments in lieu of issuing shares		0					0
Amortization of deferred equity contributions			9,131,000
Loss on hedging financial instruments reclassified into earnings					0		0
Fair value adjustments to hedging financial instruments					(1,570,000)	8,040,000
Fair value adjustments to available for sale securities					51,000		51,000
Other comprehensive income / (loss)					72,000		72,000
Net income				73,569,000			73,569,000
Dividends declared				(60,927,000)
Balance at Jun. 30, 2011	79,125,000	60,860,000	541,274,000	258,794,000	(45,397,000)	(36,771,000)	857,885,000
Balance (in shares) at Jun. 30, 2011	79,125,000
Balance at Dec. 31, 2010	79,125,000	60,261,000	532,143,000	246,152,000	(43,950,000)	(44,811,000)
Balance (in shares) at Dec. 31, 2010	79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (see Note 6)	0	0
Shares issued (in shares) (see Note 6)	0
Loan advanced for share subscription (see Note 6)	0
Employee stock options issued		1,409,000
Payments in lieu of issuing shares							0
Amortization of deferred equity contributions			16,211,000				16,211,000
Loss on hedging financial instruments reclassified into earnings					1,756,000		1,756,000
Fair value adjustments to hedging financial instruments					(19,467,000)	20,074,000
Fair value adjustments to available for sale securities					(327,000)		(327,000)
Other comprehensive income / (loss)					(16,000)		(16,000)
Net income				131,175,000			131,175,000
Dividends declared				(122,644,000)
Balance at Dec. 31, 2011	79,125,000	61,670,000	548,354,000	254,683,000	(62,004,000)	(24,737,000)	857,091,000
Balance (in shares) at Dec. 31, 2011	79,125,000						79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (see Note 6)	100,000	585,000
Shares issued (in shares) (see Note 6)	100,000
Loan advanced for share subscription (see Note 6)	(100,000)	(585,000)
Employee stock options issued		326,000
Payments in lieu of issuing shares		(1,455,000)					(1,455,000)
Amortization of deferred equity contributions			5,276,000				5,276,000
Loss on hedging financial instruments reclassified into earnings					27,000		27,000
Fair value adjustments to hedging financial instruments					(11,035,000)	11,090,000
Fair value adjustments to available for sale securities					601,000		601,000
Other comprehensive income / (loss)					(3,000)		(3,000)
Net income				100,178,000			100,178,000
Dividends declared				(54,635,000)
Balance at Jun. 30, 2012	$ 79,125,000	$ 60,541,000	$ 553,630,000	$ 300,226,000	$ (72,414,000)	$ (13,647,000)	$ 907,461,000
Balance (in shares) at Jun. 30, 2012	79,225,000						79,125,000